Document and Entity Information	Jul. 24, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 24, 2023
Entity File Number	001-35777
Entity Registrant Name	Rithm Capital Corp.
Entity Central Index Key	0001556593
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3449660
Entity Address, Address Line One	799 Broadway
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	850-7770
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	RITM
Security Exchange Name	NYSE
7.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR A
Security Exchange Name	NYSE
7.125% Series B Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.125% Series B Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR B
Security Exchange Name	NYSE
6.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	6.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR C
Security Exchange Name	NYSE
7.00% Fixed-Rate Reset Series D Cumulative Redeemable Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.00% Fixed-Rate Reset Series D Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR D
Security Exchange Name	NYSE